TAXATION, Expirations of Unused Tax Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 83,983
Singapore [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	59,689
United States [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	19,272
Hong Kong [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	4,775
Bhutan [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 229
Earliest year of expiration if not utilized	2027
Netherlands [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 14
Thailand [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 4
Earliest year of expiration if not utilized	2028